Annual Fund Operating Expenses	Sep. 21, 2026
Dividend Growth Portfolio | Dividend Growth Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2028
Dividend Growth Portfolio | Dividend Growth Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.67%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.91%
Fee Waiver or Reimbursement	(0.08%)	[1]
Net Expenses (as a percentage of Assets)	0.83%
Dividend Growth Portfolio | Dividend Growth Portfolio | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.67%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.71%
Fee Waiver or Reimbursement	(0.08%)	[1]
Net Expenses (as a percentage of Assets)	0.63%
International Small-Cap Portfolio | International Small-Cap Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2028
International Small-Cap Portfolio | International Small-Cap Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	1.14%
Fee Waiver or Reimbursement	(0.03%)	[2]
Net Expenses (as a percentage of Assets)	1.11%
International Small-Cap Portfolio | International Small-Cap Portfolio | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.94%
Fee Waiver or Reimbursement	(0.03%)	[2]
Net Expenses (as a percentage of Assets)	0.91%

[1]	The investment adviser has agreed to waive 0.08% of its management fee through April 30, 2028. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.
[2]	The investment adviser has agreed to waive 0.03% of its management fee through April 30, 2028. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.